Segment Reporting (Details)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Operating segments, description	the Company operated through two operating segments: products segment and services segment. In 2021, the Company has three operating segments: products segment, Patient services segment and Covid -19 testing services segment